Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Revenues
Merchant acquiring, net	$ 18,165	$ 17,028	$ 35,624	$ 34,689	$ 69,591		$ 61,997
Payment processing	24,285	23,803	48,397	46,702	94,801		85,691
Business solutions	46,725	43,541	92,493	85,469	177,292		173,434
Total revenues	89,175	84,372	176,514	166,860	341,684	[1]	321,122	[1]
Operating costs and expenses
Cost of revenues, exclusive of depreciation and amortization shown below	42,257	39,831	82,759	77,572	158,860		155,377
Selling, general and administrative expenses	12,138	8,477	21,001	17,464	31,686		33,339
Depreciation and amortization	17,842	17,830	35,417	35,752	71,492		69,891
Total operating costs and expenses	72,237	66,138	139,177	130,788	262,038		258,607
Income from operations	16,938	18,234	37,337	36,072	79,646		62,515
Non-operating (expenses) income
Interest income	49	77	93	199	320		797
Interest expense	(9,747)	(13,254)	(25,011)	(24,430)	(54,331)		(50,957)
Earnings of equity method investment	348	509	625	575	564		833
Other expenses:
Voluntary Retirement Program ("VRP") expense							(14,529)
Loss on extinguishment of debt	(58,464)		(58,464)
Termination of consulting agreements	(16,718)		(16,718)
Other expenses	(2,353)	(8,397)	(2,286)	(10,657)	(8,491)		(3,672)
Total other expenses	(77,535)	(8,397)	(77,468)	(10,657)	(8,491)		(18,201)
Total non-operating (expenses) income	(86,885)	(21,065)	(101,761)	(34,313)	(61,938)		(67,528)
(Loss) income before income taxes	(69,947)	(2,831)	(64,424)	1,759	17,708		(5,013)
Income tax (benefit) expense	(5,012)	(798)	(4,961)	258	(59,658)		(29,227)
Net (loss) income	(64,935)	(2,033)	(59,463)	1,501	77,366		24,214
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	(394)	1,230	1,960	2,336	476		(1,176)
Total comprehensive (loss) income	$ (65,329)	$ (803)	$ (57,503)	$ 3,837	$ 77,842		$ 23,038
Net (loss) income per common share - basic	$ (0.82)	$ (0.03)	$ (0.78)	$ 0.02	$ 1.06		$ 0.33
Net (loss) income per common share - diluted	$ (0.82)	$ (0.03)	$ (0.78)	$ 0.02	$ 1.01		$ 0.33
Pro forma net income per common share - basic (unaudited)					$ 0.98	[2]
Pro forma net income per common share - diluted (unaudited)					$ 0.94	[2]

[1]	Revenues are based on subsidiaries' country of domicile.
[2]	Pro forma net income per common share basic and diluted includes 6,250,000 as incremental shares being offered in the initial public offering. These amounts are unaudited.